Contingent consideration 1	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Contingent consideration - non-current
Note 15. Contingent consideration

	Consolidated
	December 2023	June 2023
	$	$
Contingent consideration — Paxalisib	750,499	653,692
Contingent consideration — EVT801	4,809,490	5,467,091

	5,559,989	6,120,783

A portion of the discount applied to anticipated future payments has unwound, with the resulting in a decrease in contingent consideration being recognised in profit and loss.

	Consolidated
	December 2023	June 2023
	$	$
Reconciliation of the balance at the beginning and end of the reporting period is set out below:
Contingent consideration at start of period (current and non-current)	6,870,783	8,967,785
Interest	220,484	593,462
Foreign currency (gain)/loss	(139,043)	697,233
Loss/(Gain) on revaluation of contingent consideration	166,696	(3,387,697)

	7,118,920	6,870,783

Contingent consideration - paxalisib
During the 2017 financial year, the Consolidated entity acquired the rights to develop and commercialise paxalisib, as part of a business combination.
The acquisition contained four development contingent milestone payments. The first two milestone payment settlements being Kazia shares, and the third and fourth development milestone payment settlements either cash or Kazia shares at the discretion of Kazia. Milestones 1 and 4 have now been paid out, and Milestone 3 has lapsed. Milestone 2 comprises shares to the value of $1,250,000.
Each milestone payment is probability weighted for valuation purposes. Milestone 2 is now a current liability and is no longer being discounted. Milestone 5 is a revenue based milestone contingent on net sales and is discounted to present value, using a discount rate of 7% per annum (June 2023: 20% per annum). The discount rate was considered at 30 June 2023 and revised to reflect a rate within a more reasonable market range. Accordingly, the discount rate applied to future expected cash flows has been revised upwards.
Kazia is also required to pay royalties to Genentech in relation to net sales. These payments are related to future financial performance, and are not considered as part of the consideration in relation to the Genentech agreement.
Contingent consideration - EVT801
The acquisition of EVT801 has been accounted for at cost, with milestones where the payment is considered probable being booked as a current or non-current
liability at period end, according to the estimated payment date. The key assumptions applied on initial recognition have been reassessed in the year based on the revised timing of when milestone payments are expected to be paid. Milestone 3 is expected to be paid in 2H2024, milestones 4 & 5 are expected to be paid Q12025 and Q12027. Milestone 3 payment has a probability of 100% (June 2023: 100%), Milestone 4 payment has a probability of 80% (June 2023: 63%), and Milestone 5 payment has a probability of 63% (June 2023: 63%) of occurring. Milestones are discounted to present value, using a discount rate of 7% per annum (June 2023: 7% per annum). The discount rate was considered based on the incremental borrowing rate at the time of acquisition and has been updated to reflect recent market increases. Milestones where the payment is not considered probable at year end have not been accounted for as a liability. The total amount of milestone payments not booked at half year end amounts to €300,500,000 ($486,167,287).